Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 7,404	SFr 11,274	SFr 10,225
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	61	56	66
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	491	2,493	2,255
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,264	3,067	3,242
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,079	3,497	3,187
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,509	2,161	1,475
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	7,479	11,353	10,317
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	61	61	73
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	560	2,560	2,348
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,264	3,087	3,243
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,028	3,401	3,087
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 1,566	SFr 2,244	SFr 1,566